Derivative Instruments and Hedging Activities - Derivatives by Balance Sheet Location (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 28.1	$ 35.6
Derivative Liability	$ 1.6	$ 2.8
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other current assets	Other current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities	Other accrued liabilities
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 28.1	$ 35.6
Derivative Liability	0.0	0.0
Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	0.0
Derivative Liability	$ 1.6	2.8
Other Current Assets | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	$ 2.9
Other Current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	2.9
Other Current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	0.0
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	41.1
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	0.0
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	41.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	0.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	0.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Liability		$ 0.0	$ 0.0